CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	20,000,000	20,000,000	20,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,125,000,000	1,125,000,000	1,125,000,000
Common Stock, Shares, Issued	101,182,070	81,602,175	77,500,000
Common Stock, Shares, Outstanding	101,182,070	81,602,175	77,500,000